INTEREST IN JOINT VENTURES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets	$ 122,949	$ 187,202
Non-current assets	324,678	319,920
Current liabilities	(56,666)	(163,249)
Non-current liabilities	(98,458)	(24,137)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	33,498	45,245	$ 62,470	$ 70,030
Revenue	319,018	409,522	371,532
The above profit (loss) for the year include the following:
Depreciation and amortisation	(14,094)	(17,975)	(19,806)
Impairment loss	0	(16,503)	(12,625)
Interest income	3,787	7,164	5,260
Interest expense	(6,517)	(6,548)	(4,899)
Income tax expense	1,389	3,226	$ 3,849
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net assets of the joint venture	447,627	507,122
Provision for losses on joint venture	2,445	10,667
Goodwill	7,351	8,419
Carrying amount of the Group's interest in the joint venture	54,560	64,296
Tri-View Shipping Pte. Ltd. [member]
Current assets	2,342	2,771
Non-current assets	11,284	11,258
Current liabilities	(8,040)	(1,397)
Non-current liabilities	0	(7,966)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	2,143	2,525
Current financial liabilities (excluding trade and other payables and provisions)	(7,995)	(1,302)
Non-current financial liabilities (excluding trade and other payables and provisions)	0	(7,966)
Revenue	3,029	2,495
Gross profit (loss)	1,241	15
Profit (loss) for the year, representing total comprehensive income (loss) for the year	920	(3,606)
The above profit (loss) for the year include the following:
Depreciation and amortisation	0	(772)
Impairment loss	0	(3,274)
Interest expense	(328)	(283)
Income tax expense	11	(11)
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net assets of the joint venture	$ 5,586	$ 4,666
Proportion of the Group's ownership interest in the joint venture	51.00%	51.00%
Other adjustments	$ (31)	$ (31)
Carrying amount of the Group's interest in the joint venture	2,818	2,349
IM Shipping Pte. Ltd. [member]
Current assets	0	1,386
Non-current assets	0	21,250
Current liabilities	0	(3,618)
Non-current liabilities	0	(31,660)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	0	705
Current financial liabilities (excluding trade and other payables and provisions)	0	(3,326)
Non-current financial liabilities (excluding trade and other payables and provisions)	0	(31,660)
Revenue	13,129	7,363
Gross profit (loss)	1,486	2,030
Profit (loss) for the year, representing total comprehensive income (loss) for the year	497	(16,196)
The above profit (loss) for the year include the following:
Depreciation and amortisation	0	(1,821)
Impairment loss	0	(16,508)
Interest expense	(131)	(335)
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net assets of the joint venture	$ 0
Net liabilities of the joint venture		$ (12,642)
Proportion of the Group's ownership interest in the joint venture	0.00%	51.00%
Provision for losses on joint venture	$ 0	$ 6,447
Other adjustments	0	0
Carrying amount of the Group's interest in the joint venture	0	0
Island Bulk Carriers Pte. Ltd. [member]
Current assets	1,919	1,602
Non-current assets	403	0
Current liabilities	(3,499)	(1,781)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	56	5
Current financial liabilities (excluding trade and other payables and provisions)	(2,118)	(585)
Revenue	28,899	22,594
Gross profit (loss)	(932)	(681)
Profit (loss) for the year, representing total comprehensive income (loss) for the year	(1,003)	(761)
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net liabilities of the joint venture	$ (1,177)	$ (179)
Proportion of the Group's ownership interest in the joint venture	65.00%	65.00%
Provision for losses on joint venture	$ 765	$ 0
Carrying amount of the Group's interest in the joint venture	0	(116)
IVS Bulk Pte. Ltd. [member]
Current assets	32,567	36,572
Non-current assets	268,247	277,651
Current liabilities	(21,602)	(38,035)
Non-current liabilities	(116,314)	(114,400)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	26,232	30,451
Current financial liabilities (excluding trade and other payables and provisions)	(20,413)	(36,722)
Non-current financial liabilities (excluding trade and other payables and provisions)	(116,314)	(114,400)
Revenue	44,567	39,816
Gross profit (loss)	10,921	7,930
Profit (loss) for the year, representing total comprehensive income (loss) for the year	1,111	4,143
The above profit (loss) for the year include the following:
Depreciation and amortisation	(12,894)	(11,937)
Interest income	24	12
Interest expense	(9,666)	(9,938)
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net assets of the joint venture	$ 162,898	$ 161,788
Proportion of the Group's ownership interest in the joint venture	33.50%	33.50%
Goodwill	$ 3,575	$ 3,575
Other adjustments	(6,404)	(6,406)
Carrying amount of the Group's interest in the joint venture	51,742	51,368
Petrochemical Shipping Limited
Current assets	7,083	4,810
Non-current assets	14,484	28,000
Current liabilities	(7,050)	(11,327)
Non-current liabilities	0	(94)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	5,623	4,077
Current financial liabilities (excluding trade and other payables and provisions)	(6,592)	(10,897)
Non-current financial liabilities (excluding trade and other payables and provisions)	0	0
Revenue	13,755	8,297
Gross profit (loss)	(604)	828
Profit (loss) for the year, representing total comprehensive income (loss) for the year	(6,872)	(8,644)
The above profit (loss) for the year include the following:
Depreciation and amortisation	(957)	(1,960)
Impairment loss	(5,725)	(8,862)
Interest income	76	38
Interest expense	(519)	(488)
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net assets of the joint venture	$ 14,517	$ 21,389
Proportion of the Group's ownership interest in the joint venture	50.00%	50.00%
Other adjustments	$ (7,258)	$ 0
Carrying amount of the Group's interest in the joint venture	0	10,695
Leopard Tankers Pte. Ltd. [member]
Current assets	5,095	10,810
Non-current assets	108,000	108,000
Current liabilities	(116,456)	(127,249)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	3,899	6,229
Current financial liabilities (excluding trade and other payables and provisions)	(115,883)	(125,611)
Revenue	16,589	19,222
Gross profit (loss)	7,137	5,364
Profit (loss) for the year, representing total comprehensive income (loss) for the year	5,079	(13,258)
The above profit (loss) for the year include the following:
Depreciation and amortisation	(3)	(5,000)
Impairment loss	0	(14,491)
Interest expense	(4,765)	(4,302)
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net liabilities of the joint venture	$ (3,361)	$ (8,439)
Proportion of the Group's ownership interest in the joint venture	50.00%	50.00%
Provision for losses on joint venture	$ 1,680	$ 4,220
Other adjustments	0	0
Carrying amount of the Group's interest in the joint venture	$ 0	$ 0